Business Combinations- Highlights (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Operating loss for the year	kr (379,720)	kr (28,019)	kr (132,482)
Genkyotex SA
Disclosure of detailed information about business combination [line items]
Acquired ownership share	86.20%
Genkyotex SA | Genkyotex SA legal entity
Disclosure of detailed information about business combination [line items]
Acquired ownership share	86.20%
Operating loss during the holding period	kr (20,698)
Operating loss for the year	kr (143,447)